Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2024
Fidelity Value Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.51%
Past 5 years	16.73%
Past 10 years	9.42%
Fidelity Value Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.69%
Past 5 years	15.77%
Past 10 years	7.82%
Fidelity Value Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.52%
Past 5 years	13.40%
Past 10 years	7.12%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%